Fair Values	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	2,594,477	—	—
Government Securities	1,336,468,161	11,436,616	29,337,636
Corporate Securities	57,153,467	67,266,711	4,392,046
Derivative Financial Instruments	—	4,161,315	—
Other Debt Securities	1,392,979,157	905,077,075	2,351,628
Other Financial Assets	314,343,062	43,423	19,045,139
Loans and Other Financing	—	24,845,169	—
Financial Assets Pledged as Collateral	31,805,950	115,126,452	—
Investments in Equity Instruments	9,621,984	—	32,464,847
Total Assets	3,144,966,258	1,127,956,761	87,591,296
Liabilities
Liabilities at fair value through profit or loss (*)	9,005,522	—	—
Derivative Financial Instruments	—	7,672,255	—
Total Liabilities	9,005,522	7,672,255	—
Total	3,135,960,736	1,120,284,506	87,591,296
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	1,245,382,006	2,030,356	—
Corporate Securities	54,966,212	1,038,406	540,439
Derivative Financial Instruments	44,981	76,804,426	—
Other Debt Securities	23,173,542	23,271,780	—
Other Financial Assets	107,312,374	46,908	—
Financial Assets Pledged as Collateral	78,513,193	—	—
Investments in Equity Instruments	5,900,805	—	15,086,203
Total Assets	1,515,293,113	103,191,876	15,626,642
Liabilities
Liabilities at fair value through profit or loss (*)	107,760,501	—	—
Derivative Financial Instruments	—	26,651,539	—
Total Liabilities	107,760,501	26,651,539	—
Total	1,407,532,612	76,540,337	15,626,642
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	25,384,435	7,052,429	(1,673,561)	3,503,160	(4,928,827)	29,337,636
Corporate Securities	540,439	3,394,123	4,799,804	(3,054,708)	(246,313)	(1,041,299)	4,392,046
Other Debt Securities	—	—	2,259,271	—	92,357	—	2,351,628
Other Financial Assets	—	—	20,858,985	(2,384,898)	571,052	—	19,045,139
Investments in Equity Instruments	15,086,203	—	17,102,204	(4,085,495)	15,157,983	(10,796,048)	32,464,847
Total	15,626,642	28,778,558	52,072,693	(11,198,662)	19,078,239	(16,766,174)	87,591,296
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The Group's policy is to recognize transfers at the end of each month between fair value levels for the transfer to Level 3 of instruments that do not have observable market prices and for the movement to Level 1 of instruments that have observable market prices at the end of each month. Transfers are also recognized for those cases in which an instrument, in order to obtain a representative price by accruing an IRR, was categorized as Level 2.
The transfers occurred due to the transfer to Level 3 of the instruments that do not have observable market prices at the end of the period for a total of Ps.30,926,616, due to the transfer to Level 1 of the instruments that were in Level 3 for a total of Ps.(1,670,804) and due to the transfer to Level 2 of the instruments that were in Level 3 for a total of Ps.(477,254).

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	5,988,275	2,312,780	(10,856,632)	3,485,860	(930,283)	—
Corporate Securities	4,236,417	4,042,597	21,631,121	(20,775,504)	2,938,629	(11,532,821)	540,439
Investments in Equity Instruments	14,446,855	—	1,750,680	(5,676,623)	22,299,346	(17,734,055)	15,086,203
Total	18,683,272	10,030,872	25,694,581	(37,308,759)	28,723,835	(30,197,159)	15,626,642
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The transfers occurred due to the movement to Level 3 of instruments that do not have observable valuation prices at the end of the period, totaling Ps.6,414,506; the movement to Level 1 of instruments that were previously in Level 3 but had observable market quotations at the end of the period, totaling Ps.(812,584), and the movement to Level 2 of instruments that were in Level 3, and for which, to obtain a representative price, the last market yield to maturity (YTM) was accrued, totaling Ps.4,428,950.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	6,744,840,168	6,744,840,168	6,744,840,168	—	—
Loans and Other Financing	14,363,246,752	14,438,918,642	—	—	14,438,918,642
Other Financial Assets	1,402,948,386	1,421,155,861	1,371,997,694	—	49,158,167
Other Debt Securities	2,180,297,530	2,014,450,028	683,870,212	—	1,330,579,816
Financial Assets Pledged as Collateral	1,337,483,673	1,290,610,111	1,290,610,111	—	—
Liabilities
Deposits	18,634,330,825	18,635,672,511	—	3,111,703,299	15,523,969,212
Repurchase Transactions	389,701,262	389,701,262	389,701,262	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	441,780,166	440,770,191	—	11,181	440,759,010
Debt Securities	1,009,506,228	1,006,040,757	1,004,186,145	—	1,854,612
Subordinated Debt Securities	266,114,122	263,546,251	—	—	263,546,251
Other Financial Liabilities	3,562,811,596	3,543,405,982	—	293,015,504	3,250,390,478

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	4,346,311,187	4,346,311,187	4,346,311,187	—	—
Repurchase Transactions	2,548,194,271	2,548,194,271	2,548,194,271	—	—
Loans and Other Financing	6,708,657,840	6,717,719,873	—	—	6,717,719,873
Other Financial Assets	280,485,439	297,387,677	221,389,593	—	75,998,084
Other Debt Securities	4,148,410,233	4,149,343,309	3,506,891,991	57,801,762	584,649,556
Financial Assets Pledged as Collateral	861,261,425	861,386,841	861,386,841	—	—
Liabilities
Deposits	12,429,468,649	12,430,948,423	—	—	12,430,948,423
Repurchase Transactions	50,839,676	50,839,676	—	—	50,839,676
Financing Received from the Argentine Central Bank and Other Financial Institutions	300,794,066	299,955,874	—	—	299,955,874
Debt Securities	201,900,664	198,526,846	164,879,524	—	33,647,322
Subordinated Debt Securities	447,750,094	437,890,437	—	—	437,890,437
Other Financial Liabilities	2,772,848,068	2,771,813,716	—	—	2,771,813,716